Borrowings - Schedule of Detailed Information About Borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds issued	£ 36,016	£ 38,813
Commercial paper	0	0
Other loans	0	100
Bank loans	211	216
Bank overdrafts	138	103
Lease liabilities	585	498
Borrowings	36,950	39,730
Eurobonds One
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds issued	£ 5,236	5,569
Eurobonds One | Minimum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	1.30%
Eurobonds One | Maximum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	5.40%
Eurobonds Three
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds issued	£ 2,291	3,097
Eurobonds Three | Minimum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	2.10%
Eurobonds Three | Maximum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	6.00%
Eurobonds Four
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	1.40%
Bonds issued	£ 221	234
Bonds Issued One
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds issued	£ 28,268	£ 29,913
Bonds Issued One | Minimum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	1.70%
Bonds Issued One | Maximum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	8.10%